Cover	Apr. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	001-35994
Entity Registrant Name	Scorpius Holdings, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 E. Houston Street
Entity Address, Address Line Two	Building 2
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(919)
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Common Stock	Common Stock, $0.0002 par value per share
Trading Symbol	SCPX
Security Exchange Name	NYSEAMER
Common Stock Purchase Rights [Member]
Common Stock	Common Stock Purchase Rights
Trading Symbol	None
Security Exchange Name	NYSEAMER